Taxes Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Taxes Liabilities

	2021	2020
Income tax	2,524,197	3,418,707
Value added tax	502,226	615,408
Turnover tax	156,011	153,710
Other taxes, withholdings and taxes collected at source	162,978	165,421

Total	3,345,412	4,353,246